Geographic Information (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Schedule of Domestic and International Customers Products Sales	Sales for the years ended December 31, 2013 and 2012 were as follows:

	2013	2012
Domestic sales	$736,215	$27,319
International sales	24,431	11,348

Total sales	$760,646	$38,667